Property and Equipment - Summary of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cable and wire facilities [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	10 years	10 years
Cable and wire facilities [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years	15 years
Central office equipment [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	2 years	2 years
Central office equipment [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years	15 years
Cellular facilities [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years	3 years
Cellular facilities [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	10 years	10 years
Building [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	25 years	25 years
Building [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	50 years	50 years
Vehicles, aircraft, furniture and other network equipment [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years	3 years
Vehicles, aircraft, furniture and other network equipment [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years	15 years
Information origination and termination equipment [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years	3 years
Information origination and termination equipment [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	7 years	7 years
Leasehold improvements [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years	3 years
Leasehold improvements [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	10 years	10 years
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	10 years	10 years